CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated Affiliated Entities) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Restricted cash	$ 1,445	9,003
Accounts payable	18,305	114,044	36,954
Advances from customers	3,468	21,603	3,140
Accrued expenses and other liabilities	139,184	867,128	308,657
Deferred tax liability	$ 35,986	224,198